T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 93.3%			Goldman Sachs Group
			3.85%, 1/26/27	1,780	1,946
Financial Institutions 41.8%			Goldman Sachs Group, VR,
			4.223%, 5/1/29 (1)	1,585	1,790
Banking 26.6%			HSBC Holdings
AIB Group, VR,			4.95%, 3/31/30	605	717
4.263%, 4/10/25 (1)(2)	925	959	HSBC Holdings, VR,
Ally Financial			2.099%, 6/4/26 (1)	1,150	1,151
3.875%, 5/21/24	600	606	HSBC Holdings, VR,
Banco Santander Chile			3.803%, 3/11/25 (1)	630	675
2.70%, 1/10/25 (2)	816	826	HSBC Holdings, VR,
Banco Santander Mexico			4.583%, 6/19/29 (1)	905	1,019
5.375%, 4/17/25 (2)	460	494	JPMorgan Chase, VR,
Bangkok Bank, VR,			2.956%, 5/13/31 (1)	335	345
3.733%, 9/25/34 (1)	790	747	JPMorgan Chase, VR,
Bank of America			3.109%, 4/22/51 (1)	1,470	1,493
4.45%, 3/3/26	940	1,052	Mitsubishi Financial Group
Bank of America, VR,			2.559%, 2/25/30	1,310	1,341
2.496%, 2/13/31 (1)	1,710	1,742	Morgan Stanley, VR,
Bank of America, VR,			2.699%, 1/22/31 (1)	1,685	1,746
3.366%, 1/23/26 (1)	265	284	Morgan Stanley, VR,
Bank of America, VR,			4.431%, 1/23/30 (1)	1,250	1,462
4.271%, 7/23/29 (1)	3,085	3,550	Morgan Stanley, VR,
Barclays, VR,			5.597%, 3/24/51 (1)	375	543
2.852%, 5/7/26 (1)	1,015	1,037	Nationwide Building Society, VR,
BBVA Bancomer			4.363%, 8/1/24 (1)(2)	410	438
4.375%, 4/10/24 (2)	1,075	1,145	Royal Bank of Scotland Group
Capital One Bank USA, VR,			3.875%, 9/12/23	710	749
2.014%, 1/27/23 (1)	250	249	Royal Bank of Scotland Group
CIT Bank, VR,			5.125%, 5/28/24	630	676
2.969%, 9/27/25 (1)	1,600	1,480	Royal Bank of Scotland Group
Citigroup, VR,			6.125%, 12/15/22	870	939
2.572%, 6/3/31 (1)	875	874	Shinhan Bank, VR,
Citigroup, VR,			3.875%, 12/7/26 (1)	805	814
4.412%, 3/31/31 (1)	875	1,009	Standard Chartered, VR,
Credit Suisse			4.644%, 4/1/31 (1)(2)	2,100	2,341
2.95%, 4/9/25	725	778	Truist Bank
Credit Suisse Group, VR,			2.25%, 3/11/30	350	346
4.194%, 4/1/31 (1)(2)	860	947	Wells Fargo, VR,
Danske Bank			2.879%, 10/30/30 (1)	2,460	2,549
5.375%, 1/12/24 (2)	1,740	1,902	Wells Fargo, VR,
Danske Bank, VR,			3.068%, 4/30/41 (1)	1,050	1,054
3.244%, 12/20/25 (1)(2)	810	826			46,847
Discover Financial Services
4.10%, 2/9/27	1,000	1,028	Brokerage Asset Managers Exchanges 0.5%
Fifth Third Bancorp			Intercontinental Exchange
2.55%, 5/5/27	255	263	3.00%, 6/15/50	885	886
Goldman Sachs Group					886
3.50%, 11/16/26	850	915

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Camden Property Trust
Finance Companies 2.5%			2.80%, 5/15/30	1,295	1,351
Avolon Holdings Funding			Federal Realty Investment Trust
2.875%, 2/15/25 (2)	630	482	3.50%, 6/1/30	1,310	1,346
Avolon Holdings Funding			Healthcare Realty Trust
3.95%, 7/1/24 (2)	660	540	2.40%, 3/15/30	620	564
Avolon Holdings Funding			Healthpeak Properties
4.375%, 5/1/26 (2)	925	731	3.50%, 7/15/29	1,245	1,263
Avolon Holdings Funding			Healthpeak Properties
5.125%, 10/1/23 (2)	250	211	4.25%, 11/15/23	25	26
Park Aerospace Holdings			Hudson Pacific Properties
5.50%, 2/15/24 (2)	1,405	1,201	3.25%, 1/15/30	800	732
SMBC Aviation Capital Finance			Hudson Pacific Properties
3.55%, 4/15/24 (2)	600	592	4.65%, 4/1/29	700	717
SMBC Aviation Capital Finance			Life Storage
4.125%, 7/15/23 (2)	700	699	4.00%, 6/15/29	415	432
		4,456	Regency Centers
			3.70%, 6/15/30	520	531
Insurance 4.4%			Ventas Realty
Aflac			3.00%, 1/15/30	440	408
3.60%, 4/1/30	1,290	1,477	Ventas Realty
CNO Financial Group			4.40%, 1/15/29	150	153
5.25%, 5/30/25	775	841	VEREIT Operating Partnership
Fidelity National Financial			3.10%, 12/15/29	1,700	1,454
4.50%, 8/15/28	565	611	VEREIT Operating Partnership
Health Care Service A Mutual Legal			4.60%, 2/6/24	1,120	1,113
Reserve			VEREIT Operating Partnership
2.20%, 6/1/30 (2)	890	894	4.625%, 11/1/25	455	447
Health Care Service A Mutual Legal
Reserve					13,799
3.20%, 6/1/50 (2)	960	978	Total Financial Institutions		73,627
Humana
4.50%, 4/1/25	350	396	Industrial 47.6%
New York Life Insurance
3.75%, 5/15/50 (2)	1,360	1,537	Basic Industry 1.0%
UnitedHealth Group			Air Products & Chemicals
4.45%, 12/15/48	700	905	2.80%, 5/15/50	1,385	1,451
			ArcelorMittal
		7,639	6.125%, 6/1/25	365	396

Real Estate Investment Trusts 7.8%					1,847
Alexandria Real Estate Equities
4.90%, 12/15/30	325	394	Capital Goods 0.8%
AvalonBay Communities			General Electric, Series D, VR,
2.45%, 1/15/31	1,350	1,389	5.00% (1)(3)	330	253
Boston Properties			Honeywell International
3.25%, 1/30/31	1,000	1,035	2.80%, 6/1/50	440	462
Brixmor Operating Partnership			Johnson Electric Holdings
3.65%, 6/15/24	395	390	4.125%, 7/30/24	750	801
Brixmor Operating Partnership					1,516
3.875%, 8/15/22	53	54

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			McDonald's
Communications 8.4%			3.625%, 9/1/49	440	478
AT&T			McDonald's
2.30%, 6/1/27	425	430	4.20%, 4/1/50	80	95
AT&T			Starbucks
4.50%, 3/9/48	185	211	3.35%, 3/12/50	900	892
AT&T			TJX
6.375%, 3/1/41	1,000	1,353	4.50%, 4/15/50	860	1,092
British Telecommunications			Volkswagen Group of America
3.25%, 11/8/29 (2)	1,250	1,305	Finance
Charter Communications Operating			3.20%, 9/26/26 (2)	2,000	2,043
3.70%, 4/1/51	695	669	Volkswagen Group of America
Comcast			Finance
2.80%, 1/15/51	1,295	1,271	4.75%, 11/13/28 (2)	415	468
Comcast			Western Union
3.25%, 11/1/39	1,580	1,718	2.85%, 1/10/25	690	715
Comcast
4.70%, 10/15/48	740	971			8,595
RELX Capital			Consumer Non-Cyclical 9.2%
3.00%, 5/22/30	500	524	AbbVie
Rogers Communications			2.95%, 11/21/26 (2)	1,695	1,812
4.35%, 5/1/49	760	921	AbbVie
SBA Tower Trust			4.05%, 11/21/39 (2)	960	1,077
2.836%, 1/15/25 (2)	530	545	AbbVie
SBA Tower Trust			4.875%, 11/14/48	460	567
3.168%, 4/11/22 (2)	975	982	Altria Group
Verizon Communications			4.80%, 2/14/29	1,570	1,798
3.15%, 3/22/30	1,915	2,117	Becton Dickinson & Company
Verizon Communications			4.669%, 6/6/47	770	959
5.25%, 3/16/37	490	656	Bunge Finance
Vodafone Group			3.75%, 9/25/27	700	702
4.125%, 5/30/25	210	237	Cardinal Health
Vodafone Group			3.41%, 6/15/27	800	884
5.25%, 5/30/48	680	882	Cardinal Health
		14,792	4.90%, 9/15/45	280	313
			Cigna
Consumer Cyclical 4.9%			4.125%, 11/15/25	410	465
Booking Holdings			Cigna
4.625%, 4/13/30	880	1,005	4.90%, 12/15/48	800	1,045
General Motors Financial			CVS Health
3.20%, 7/6/21	190	190	4.25%, 4/1/50	145	171
General Motors Financial			CVS Health
3.70%, 11/24/20	175	175	5.05%, 3/25/48	850	1,090
General Motors Financial			CVS Health
4.00%, 10/6/26	247	247	5.125%, 7/20/45	20	25
General Motors Financial			Diageo Capital
4.20%, 3/1/21	120	121	1.375%, 9/29/25	505	510
General Motors Financial			Hasbro
4.35%, 4/9/25	590	598	3.55%, 11/19/26	685	700
Hyundai Capital America			Perrigo Finance Unlimited
2.375%, 2/10/23 (2)	485	476	3.50%, 12/15/21	200	204

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Perrigo Finance Unlimited			Exxon Mobil
3.90%, 12/15/24	1,865	1,941	3.452%, 4/15/51	1,285	1,401
Perrigo Finance Unlimited			Gulf South Pipeline
4.375%, 3/15/26	760	819	4.00%, 6/15/22	550	540
Reynolds American			Kinder Morgan
5.85%, 8/15/45	910	1,092	5.625%, 11/15/23 (2)	1,060	1,189
		16,174	Kinder Morgan Energy Partners
			3.50%, 3/1/21	120	121
Energy 18.0%			Sabine Pass Liquefaction
Aker BP			4.50%, 5/15/30 (2)	185	203
3.00%, 1/15/25 (2)	1,620	1,557	Sabine Pass Liquefaction
Aker BP			5.00%, 3/15/27	555	612
3.75%, 1/15/30 (2)	815	739	Sabine Pass Liquefaction
Boardwalk Pipelines			5.625%, 3/1/25	190	212
4.45%, 7/15/27	880	843	Sabine Pass Liquefaction
Boardwalk Pipelines			5.75%, 5/15/24	555	614
4.95%, 12/15/24	1,185	1,157	Sabine Pass Liquefaction
BP Capital Markets America			5.875%, 6/30/26	1,350	1,549
3.00%, 2/24/50	465	453	Sabine Pass Liquefaction
Cameron LNG			6.25%, 3/15/22	125	133
2.902%, 7/15/31 (2)	245	255	Suncor Energy
Cameron LNG			3.10%, 5/15/25	740	774
3.302%, 1/15/35 (2)	1,895	2,020	Transcanada Trust, VR,
Cameron LNG			5.30%, 3/15/77 (1)	35	33
3.701%, 1/15/39 (2)	200	205	Transcontinental Gas Pipe Line
Cheniere Corpus Christi Holdings			3.95%, 5/15/50 (2)	945	1,007
3.70%, 11/15/29 (2)	615	612	Transcontinental Gas Pipe Line
Cheniere Corpus Christi Holdings			4.60%, 3/15/48	270	314
5.125%, 6/30/27	190	206	Valero Energy
Cheniere Corpus Christi Holdings			2.70%, 4/15/23	475	491
5.875%, 3/31/25	665	732	Western Midstream Operating
Chevron			4.00%, 7/1/22	565	554
3.078%, 5/11/50	1,345	1,445	Williams
Diamondback Energy			3.35%, 8/15/22	245	252
4.75%, 5/31/25	455	476	Williams
Energy Transfer Operating			3.75%, 6/15/27	1,150	1,219
2.90%, 5/15/25	1,025	1,005	Williams
Energy Transfer Operating			3.90%, 1/15/25	430	459
4.05%, 3/15/25	210	218	Williams
Energy Transfer Operating			4.00%, 9/15/25	595	644
5.50%, 6/1/27	1,520	1,645	Williams
Energy Transfer Operating			4.85%, 3/1/48	400	444
6.00%, 6/15/48	720	758	Woodside Finance
Energy Transfer Partners			3.65%, 3/5/25 (2)	345	359
4.50%, 11/1/23	370	387	Woodside Finance
EOG Resources			3.70%, 9/15/26 (2)	749	776
4.95%, 4/15/50	485	629	Woodside Finance
EQM Midstream Partners			3.70%, 3/15/28 (2)	784	794
4.75%, 7/15/23	500	495
Exxon Mobil
3.294%, 3/19/27	460	513

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Woodside Finance			Southern
4.50%, 3/4/29 (2)	600	630	3.70%, 4/30/30	310	354

		31,674	Southern California Edison
			2.85%, 8/1/29	690	715
Technology 1.9%			Vistra Operations
Apple			3.55%, 7/15/24 (2)	1,450	1,479
2.65%, 5/11/50	235	242	Vistra Operations
NVIDIA			3.70%, 1/30/27 (2)	1,315	1,325
2.85%, 4/1/30	455	499			6,115
Oracle
3.60%, 4/1/50	1,190	1,328	Natural Gas 0.4%
Paypal Holdings			NiSource
1.65%, 6/1/25	940	961	3.60%, 5/1/30	635	718

Texas Instruments					718
1.75%, 5/4/30	385	395
			Total Utility		6,833
		3,425
			Total Corporate Bonds
Transportation 3.4%			(Cost $160,313)		164,463
American Airlines PTT, Series 2017-
2, Class AA			FOREIGN GOVERNMENT OBLIGATIONS &
3.35%, 10/15/29	624	546	MUNICIPALITIES 1.7%
HPHT Finance 19
2.875%, 11/5/24	1,235	1,245
Kansas City Southern			Owned No Guarantee 1.7%
3.50%, 5/1/50	1,045	1,108	Saudi Arabian Oil
Norfolk Southern			4.375%, 4/16/49 (2)	685	761
3.05%, 5/15/50	1,310	1,326	Saudi Telecom
Transurban Finance			3.89%, 5/13/29	815	885
3.375%, 3/22/27 (2)	620	642	Syngenta Finance
U. S. Airways PTT, Series 2013-1,			4.441%, 4/24/23 (2)	1,350	1,380
Class A			Total Foreign Government Obligations &
3.95%, 11/15/25	154	124	Municipalities
United Airlines PTT, Series 2018-1,			(Cost $2,899)		3,026
Class A
3.70%, 3/1/30	676	474
United Airlines PTT, Series 2019-1,			MUNICIPAL SECURITIES 0.9%
Class AA
4.15%, 8/25/31	324	303	Texas 0.9%
United Airlines PTT, Series 2019-2,			Grand Parkway Transportation,
Class AA			Series B,
2.70%, 5/1/32	240	212	3.236%, 10/1/52	680	693
			Central Texas Turnpike System,
		5,980	Series C,
Total Industrial		84,003	3.029%, 8/15/41	1,010	935

Utility 3.9%			Total Municipal Securities
			(Cost $1,690)		1,628
Electric 3.5%
Edison International
3.55%, 11/15/24	1,055	1,083
PacifiCorp
3.30%, 3/15/51	1,060	1,159

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

SHORT-TERM INVESTMENTS 4.3%			Total Short-Term Investments
Money Market Funds 4.3%			(Cost $7,516)		7,516

T. Rowe Price Government Reserve
Fund,			Total Investments in Securities 100.2%
0.16%, (4)(5)	7,516	7,516
			(Cost $172,418)		$176,633
			Other Assets Less Liabilities (0.2)%		(394)
			Net Assets 100%		$176,239

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $42,384 and represents 24.0% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Seven-day yield
(5)	Affiliated Companies
PTT	Pass-Through Trust
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s, except market price)
SWAPS 0.0%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, 3.20%,
1/25/23, $106.01*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	885	18	6	12
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, 3.75%,
2/25/23, $107.75*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	885	14	(10)	24

Total Bilateral Credit Default Swaps, Protection Sold			(4)	36

Total Bilateral Swaps			(4)	36

*Market price at May 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 168 U. S. Treasury Long Bond contracts	9/20	29,967$	48
Short, 28 U. S. Treasury Notes five year contracts	9/20	(3,517)	(6)
Long, 19 U. S. Treasury Notes ten year contracts	9/20	2,642	3
Short, 21 Ultra U. S. Treasury Bonds contracts	9/20	(4,579)	37
Short, 148 Ultra U.S. Treasury Notes ten year contracts	9/20	(23,285)	(44)

Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$7+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	5/31/20
T. Rowe Price Government Reserve Fund	$1,338	¤	¤	$7,516^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $7 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $7,516.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 169,117	$ —	$ 169,117
Short-Term Investments	7,516	—	—	7,516
Total Securities	7,516	169,117	—	176,633
Swaps	—	32	—	32
Futures Contracts	38	—	—	38
Total	$7,554	$ 169,149	$ —	$ 176,703

1 Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities.